Net Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2011
Net Intangible Assets And Goodwill [Abstract]
Net Intangible Assets And Goodwill

8. Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2011	2010
Intangible assets (i)
Computer software cost	$52,555	$34,769
Initial franchise fees	15,342	11,649
Letter of credit fees	940	3,025
Total cost	68,837	49,443
Total accumulated amortization	(28,172)	(19,720)
Subtotal	40,665	29,723

Goodwill (ii)
Mexico	7,180	8,470
Brazil	8,892	6,287
Ecuador	273	273
Peru	208	200
St. Croix	-	2,077
Chile	1,201	234
Subtotal	17,754	17,541
	$58,419	$47,264

     (i) Total amortization expense for fiscal years 2011, 2010 and 2009 amounted to $11,144 $6,740 and $6,915, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $11,144 for 2012; $11,144 for 2013; $11,111 for 2014; $4,933 for 2015; $1,909 for 2016 and thereafter $424.

     (ii) Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, St. Croix and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).